Operating Segments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of operating segments [line items]
Description of reportable segments		The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Wealth Management and Global Banking and Markets. The Bank’s other smaller business segments and corporate adjustments are included in the Other segment.
Tax equivalent basis gross up amount	$ 9		$ 17